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[ABN-AMRO FUNDS LOGO]

                                 ABN AMRO FUNDS

               ABN AMRO GROWTH FUND - CLASS N, I, C AND R SHARES
                     ABN AMRO MID CAP FUND - CLASS N SHARES
                 ABN AMRO BALANCED FUND - CLASS N AND I SHARES
                   ABN AMRO BOND FUND - CLASS N AND I SHARES
                 ABN AMRO MUNICIPAL BOND FUND - CLASS N SHARES
              ABN AMRO INVESTMENT GRADE BOND FUND - CLASS I SHARES
              ABN AMRO INVESTOR MONEY MARKET FUND - CLASS N SHARES

                         SUPPLEMENT DATED JUNE 30, 2003
                       TO PROSPECTUSES DATED MARCH 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.


         Effective June 30, 2003, Chicago Capital Management, Inc., the Adviser to the above-referenced Funds, will change its name to ABN AMRO Asset Management, Inc. There will be no change in personnel or investment strategy following the name change.















                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com